Fair Value Measurements - Financial assets and liabilities measured at fair value on a recurring basis (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Decrease in contingent consideration liability	$ 1,212	$ 1,300	$ 3,515
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1,582		1,911	$ 1,911
Interest rate swaps	(2,769)		(4,193)
Contingent consideration payable	(12,959)		(14,197)
Other accrued expenses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable	(1,264)		(417)
Other non-current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration payable	(11,695)		(13,780)
Level 1 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1,582		1,911	$ 1,911
Interest rate swaps	0		0
Contingent consideration payable	0		0
Level 2 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
Interest rate swaps	(2,769)		(4,193)
Contingent consideration payable	0		0
Level 3 | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
Interest rate swaps	0		0
Contingent consideration payable	$ (12,959)		$ (14,197)